Segment reporting - Summarized financial information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)		Dec. 31, 2023 USD ($)
Geographical information
Number of operating segments | segment	4
Number of reportable segments | segment	4
Revenues from external customers	$ 417,744	$ 602,528	[1]
Segment Adjusted EBITDA	212,438	372,198
Finance costs	(1,563,028)	(179,008)	[1]
Impairment of Goodwill	(87,894)
Depreciation and amortization	(87,566)	(118,956)
Impairment of withholding tax receivables	(8,216)	(11,255)
Share-based payment expense	(3,181)	(3,289)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(3,060)	(4,146)
Other costs	(2,485)	(2,175)
Business combination costs	(232)	(1,459)
Other income		30
Insurance claims	10	145
Net gain on disposal of property, plant and equipment	373	734
Finance income	10,806	6,828	[1]
Unallocated corporate expenses	(27,279)	(36,654)
(Loss)/income before income tax	(1,559,314)	22,993	[1]
Segment assets	4,606,140			$ 5,364,710
Segment liabilities	4,769,261			$ 5,017,356
Internal costs related to reorganization	500
Consulting fees relating to corporate structures and operating systems	1,900	1,600
Professional costs related to financing		200
Elimination of intersegment amounts
Geographical information
Revenues from external customers	0
Cost of sales [member]
Geographical information
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(3,060)	(4,146)
Nigeria
Geographical information
Revenues from external customers	227,734	424,978
Segment Adjusted EBITDA	102,869	271,879
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	21,113	80,087
Segment assets	890,799	2,397,464
Segment liabilities	394,252	1,044,816
SSA
Geographical information
Revenues from external customers	131,315	122,160
Segment Adjusted EBITDA	69,652	65,481
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	7,391	27,771
Segment assets	1,352,030	1,583,787
Segment liabilities	846,260	889,326
Latam
Geographical information
Revenues from external customers	47,773	45,649
Segment Adjusted EBITDA	33,845	31,172
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	44,256	42,926
Segment assets	2,036,385	2,021,888
Segment liabilities	732,871	608,734
MENA
Geographical information
Revenues from external customers	10,922	9,741
Segment Adjusted EBITDA	6,072	3,666
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	824	3,327
Segment assets	177,858	177,168
Segment liabilities	$ 105,508	$ 110,048

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.